Transactions with Related Parties - Tsakos Columbia Shipmanagement S.A. (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Due from related parties	$ 19,566		$ 19,566		$ 20,923
Tsakos Columbia Shipmanagement S.A. (TCM)
Related Party Transaction [Line Items]
Special charges	445	$ 571	928	$ 1,010
Due from related parties	$ 19,566		$ 19,566		$ 20,923
Tsakos Columbia Shipmanagement S.A. (TCM) | TCM Tsakos Maritime Philippines
Related Party Transaction [Line Items]
Ownership percentage	25.00%		25.00%